Accounts payable - Detailed Information about Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncurrent
Trade payable and related parties	$ 4	$ 4	$ 4
Guarantee deposits	1		1
Payables with partners in JA and other agreements	1	1	1
Miscellaneous	0
Total, noncurrent account payable	6	5	6
Current
Trade payable and related parties	2,820	2,285	2,498
Guarantee deposits	4	4	5
Payables with partners in JA and other agreements	38	14	50
Miscellaneous	17	16	11
Total, current account payable	$ 2,879	$ 2,319	$ 2,564